Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (149,014)	$ (17,531)	$ 3,238
Weighted average number of common shares, basic and diluted (Note 11)	9,150,574	9,109,555	6,455,634
Earnings / (loss) per common share, basic and diluted	$ (16.28)	$ (1.92)	$ 0.49
Earnings / (Loss) per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (149,014)	$ (17,531)	$ 3,238
Less distributed earnings allocated to restricted shares			(50)
Net income / (loss) available to common stockholders	$ (149,014)	$ (17,531)	$ 3,188
Weighted average number of common shares, basic	9,150,574	9,109,555	6,455,634
Weighted average number of common shares, diluted	9,150,574	9,109,555	6,455,634
Earnings / (loss) per common share, basic and diluted	$ (16.28)	$ (1.92)	$ 0.49
Earnings / (Loss) Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (149,014)	$ (17,531)	$ 3,238
Less distributed earnings allocated to restricted shares			(50)
Earnings/ (Loss) available to common stockholders, diluted	$ (149,014)	$ (17,531)	$ 3,188
Weighted average number of common shares, basic	9,150,574	9,109,555	6,455,634
Weighted average number of common shares, diluted	9,150,574	9,109,555	6,455,634
Earnings / (loss) per common share, basic and diluted	$ (16.28)	$ (1.92)	$ 0.49